FAIR VALUE MEASUREMENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
FAIR VALUE MEASUREMENTS
NOTE 9. FAIR VALUE MEASUREMENTS
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2022
Assets
Marketable securities held in Trust Account:	$118,577,540	$118,577,540	$—	$—
Liabilities
Public Warrants	$776,250	$—	$776,250	$—
Private Placement Warrants	$42,976	$—	$42,976	$—
Sponsor Working Capital Loan	$96,200	$—	$—	$96,200

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Marketable securities held in Trust Account:	$116,728,213	$116,728,213	$—	$—
Liabilities
Public Warrants	$4,052,888	$4,052,888	$—	$—
Private Placement Warrants	$190,151	$—	$—	$190,151
As of September 30, 2022 and December 31, 2021, assets held in the Trust Account were $118,577,540 and $116,728,213 in a mutual fund invested in U.S. Treasury Securities, respectively.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the period from February 12, 2021 (inception) to December 31, 2021. During the nine months ended September 30, 2022, the Public Warrants transferred from a Level 1 measure to Level 2 due to minimal observable market activity. During the nine months ended September 30, 2022, the Private Warrants transferred from a Level 3 measure to a Level 2 measure as the fair value of the Public Warrants approximates the fair value of the Private Warrants.
On October 1, 2021, the Public Warrants surpassed the
52-day
threshold waiting period to be publicly traded from the effective date of the Company’s Prospectus, August 10, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of September 30, 2022 and December 31, 2021, the Company classified the Public Warrants as Level 2 and Level 1, respectively.
On April 1, 2022, the Company entered into the Sponsor Working Capital Loan. Given the potential equity component of this Sponsor Working Capital Loan, it was valued using a Black-Scholes method that is adjusted for the estimated probability of the Company completing a Business Combination, which is considered to be a Level 3 fair value measurement. As such, as of September 30, 2022, the Company classified the Sponsor Working Capital Loan as Level 3.
The estimated value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement from the initial measurement through December 31, 2021 was $4,052,888 as presented in the changes in fair value of Level 3 warrant liabilities table below.

	Warrants	Working Capital Loans
Fair value as of February 12, 2021 (inception)	$—	$—
Initial measurement on August 13, 2021 (Level 3)	9,864,941	—
Change in fair value	(5,621,902)	—
Transfer to Level 1	(4,052,888)	—

Fair value as of December 31, 2021	190,151	—
Change in fair value of Private Placement Warrants	(95,076)	—

Fair value as of March 31, 2022	$95,075	$—
Initial measurement of draw on Sponsor Working Capital Loan on April 1, 2022	—	23,000
Initial measurement of draw on Sponsor Working Capital Loan on May 24, 2022	—	13,000
Change in fair value of Sponsor Working Capital Loan	—	(1,000)
Change in fair value of Private Placement Warrants	(71,600)	—

Fair value as of June 30, 2022	$23,475	$35,000
Initial measurement of draw on Sponsor Working Capital Loan on July 16, 2022	—	7,000
Initial measurement of draw on Sponsor Working Capital Loan on August 8, 2022	—	13,600
Initial measurement of Private Placement Warrants issued on August 10, 2022	7,763	—
Initial measurement of draw on Sponsor Working Capital Loan on September 12, 2022	—	35,400
Change in fair value of Sponsor Working Capital Loan	—	5,200
Transfer to Level 2 of Private Placement Warrants	(31,238)	—

Fair value as of September 30, 2022	$—	$96,200

The Warrants are measured at fair value on a recurring basis. The Public Warrants were initially valued using a Modified Monte-Carlo Simulation. As of September 30, 2022 and December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 2 measurement due to minimal observable market activity and a Level 1 measurement due to the use of an observable market quote in an active market, respectively.
The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period for warrants that are not actively traded, which at September 30, 2022 included the Private Placement Warrants. The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a binomial Monte-Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs of the Private Placement Warrants as of their measurement dates:

As of December 31, 2021
Stock price	$9.97
Strike price	$11.50
Term (in years)	5.6
Post-Merger Period Volatility	9.5%
Risk-free rate	1.3%
Dividend yield	—%
Probability of completing a Business Combination	90.0%
Fair value of warrants	$0.49
The Sponsor Working Capital Loan was valued using a Black-Scholes method that is adjusted for the estimated probability of the Company completing a Business Combination, which is considered to be a Level 3 fair value measurement. The estimated fair value of each draw of the Sponsor Working Capital Loan was based on the following significant inputs:

	As of September 30, 2022	As of September 12, 2022 (Initial Measurement)	As of August 8, 2022 (Initial Measurement)	As of July 16, 2022 (Initial Measurement)	As of May 24, 2022 (Initial Measurement)	As of April 1, 2022 (Initial Measurement)
Unit price	$10.21	$10.12	$10.10	$10.10	$10.08	$10.38
Conversion price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Expected term	0.1	0.2	0.3	0.3	0.4	0.5
Unit volatility	13.2%	5.2%	1.4%	5.9%	5.5%	14.0%
Dividend yield	—%	—%	—%	—%	—%	—%
Risk free rate	2.9%	2.9%	2.7%	2.5%	1.2%	1.1%
Discount rate	8.9%	5.7%	6.3%	8.5%	9.8%	9.8%
Probability of completing initial Business Combination	20%	20%	16%	20.0%	20%	20%
Fair value of Sponsor Working Capital Loan	$96,200	$35,400	$13,600	$7,000	$13,000	$23,000
The Company recognized a gain (loss) in connection with changes in the fair value of warrant liabilities of $(270,488) and $3,431,576 in the condensed consolidated statements of operations during the three and nine months ended September 30, 2022, respectively. The Company recognized a loss of $680,914 in the condensed consolidated statements of operations during the three months ended September 30, 2021 and for the period from February 12, 2021 (inception) through September 30, 2021. The Company recognized a loss on the change in fair value of Sponsor Working Capital Loan of $5,200 and $4,200 in the condensed consolidated statement of operations for the three and nine months ended September 30, 2022, respectively. The aggregate amount by which the cash proceeds from the draws on the Sponsor Working Capital Loan was in excess of the fair value on the initial
measurement dates of $239,000 and $378,000 is reflected as a contribution to additional paid-in
capital during the three and nine months ended September 30, 2022.

Note 9 — Fair Value Measurements
The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
Assets
Marketable securities held in Trust Account	$116,728,213	$—	$—
Warrant Liabilities:
Public Warrants	$4,052,888	$—	$—
Private Placement Warrants	$—	$—	$190,151
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the period from February 12, 2021 (inception) to December 31, 2021.
On October 1, 2021, the Public Warrants surpassed the
52-day
threshold waiting period to be publicly traded in accordance with the effective date of the Prospectus, August 10, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of December 31, 2021, the Company classified the Public Warrants as Level 1.
The estimated value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement from the initial measurement through December 31, 2021 was $4,052,888 as presented in the changes in fair value of Level 3 warrant liabilities table below.

Warrants
Fair value as of February 12, 2021 (inception)	$—
Initial measurement on August 13, 2021 (Level 3)	9,864,941
Change in fair value	(5,621,902)
Transfer to Level 1	(4,052,888)

Fair value as of December 31, 2021	$190,151
The Warrants are measured at fair value on a recurring basis. The Public Warrants were initially valued using a Modified Monte Carlo Simulation. As of December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.
At December 31, 2021, assets held in the Trust Account were $116,728,213 in a mutual fund invested in U.S. Treasury Securities.
The Company recognized $9,864,941 for the derivative warrant liabilities upon their issuance on August 13, 2021. The Sponsor paid an aggregate of $5,216,750 for Private Placement Warrants with an initial aggregate fair value of $437,816. The excess purchase price over the initial fair value on the private placement closing date is recognized as a capital contribution from the Sponsor.
The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period for warrants that are not actively traded, which at December 31, 2021 included the Private Placement Warrants. The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a binomial Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	August 13, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Share price	$9.18	$9.97
Expected term (years)	6.00	5.61
Probability of Acquisition	80%	90%
Post-Merger Period Volatility	25%	9.5%
Risk-free rate	0.08%	1.26%
Dividend yield (per share)	0.00%	0.00%

The change in the fair value of the derivative warrant liabilities for the period from August 13, 2021 (Initial Public Offering) through December 31, 2021 is summarized as follows:

	Private Placement Warrants	Public Warrants	Total Warrant Liability
Fair value as of August 13, 2021 (Initial Public Offering)	$437,816	$9,427,125	$9,864,941
Change in valuation inputs or other assumptions (1)	(247,665)	(5,374,237)	(5,621,902)

Fair value as of December 31, 2021	$190,151	$4,052,888	$4,243,039

(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the statement of operations.